INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 663,598	$ 663,208
Accumulated Amortization	(80,735)	(24,043)
Net Carrying Amount	$ 582,863	$ 639,165
Trademark and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	14 years
Gross Carrying Amount	$ 559,644	$ 559,328
Accumulated Amortization	(59,989)	(17,840)
Net Carrying Amount	$ 499,655	$ 541,488
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	11 years
Gross Carrying Amount	$ 36,000	$ 36,000
Accumulated Amortization	(4,532)	(1,349)
Net Carrying Amount	$ 31,468	$ 34,651
Supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	5 years
Gross Carrying Amount	$ 38,900	$ 38,900
Accumulated Amortization	(11,105)	(3,325)
Net Carrying Amount	$ 27,795	$ 35,575
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	8 years
Gross Carrying Amount	$ 28,900	$ 28,900
Accumulated Amortization	(5,101)	(1,526)
Net Carrying Amount	$ 23,799	$ 27,374
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 154	$ 80
Accumulated Amortization	(8)	(3)
Net Carrying Amount	$ 146	$ 77